Segments	12 Months Ended
Dec. 31, 2022
Segments [Abstract]
SEGMENTS
NOTE 28:-	SEGMENTS

a.	Business segments – chief reporting:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into operating segments based on the products and services of the business units and has operating segments as follows.

Due to the business restructuring in the Company (see Note 1 above), in the reporting year it began reporting two operating segments: the professional services segment and the products and technology segment.

1.	Professional services segment	-	The Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and full managed corporate cybersecurity services.

2.	Products and technology	-	The Company develops and markets integrated cybersecurity hardware/software solutions that allow organizations to protect their RAM or confidential computing data to create a reliable work environment.

Revenues and part of the expenses are allocated directly to business segments whereas joint expenses are not allocated to segments. The assets and liabilities that are not allocated consist of joint operational assets and liabilities that are shared by the various operating segments. The Company deems it is impractical to separate them. Segment asset and liability performances and segment income (loss) are estimated based on the operating income (loss) presented in the financial statements.

Below is data relating to business segments – before the business combination date (see Note 1 above), the Company reported its business operations under a single segment of products and technology.

	Year ended December 31, 2022
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	78,004	1,739	-	79,743

Total revenues	78,004	1,739	-	79,743

Segment results (operating loss)	(20,659)	(43,019)	(15,829)	(79,507)

Finance expenses, net				(1,232)

Loss before taxes on income				(80,739)

*	Expenses related to a merger transaction in 2022, see Note 5d below.

	Year ended December 31, 2021
	Professional services	Products and technology	Total
	USD in thousands

Revenues from external customers	31,585	935	32,520

Total revenues	31,585	935	32,520

Segment results (Operating loss)	(1,534)	(11,307)	(12,841)

Finance expenses, net			(312)

Loss before taxes on income			(13,153)

b.	Geographical segments:

Below are revenue by country, based on customer location - before the business combination date (see Note 1 above) geographical segments were not analyzed due to immateriality (most of the company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):

Year ended December 31, 2022

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	76,127	339	2,983	294	79,743

Main customers:

USD in thousands
Turnover with main customers (1):
Customer A	10,257
Customer B	6,706

16,963

(1)	Customers in the professional services segment.

% of total sales

Customer A	13%
Customer B	8%

21%

Year ended December 31, 2021

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	31,049	680	755	36	32,520

Main customers:

Year ended December 31, 2021
USD in thousands

Turnover with main customers (1):
Customer A	7,004
Customer B	3,887

10,891

% of total sales
2021

Customer A	22%
Customer B	12%

34%